Digital Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies
Beginning balance	$ 0	$ 0	$ 0
Purchase of crypto currencies	10,000		0
Impairment	(2,825)	$ 0	0
Ending balance	$ 7,175		$ 0